Property and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
9.
Property and Equipment

Changes in property and equipment account for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Cable and wire facilities	Central equipment	Network facilities	Buildings	Vehicles, furniture and other network equipment	Information origination and termination equipment	Land improvements	IT systems and platforms	Security platforms	Property under construction	Total
	(in million pesos)
December 31, 2020
Cost	205,338	3,134	298,169	23,647	41,856	46,885	4,427	23,868	104	50,060	697,488
Accumulated depreciation, impairment and amortization	(147,048)	(2,585)	(186,566)	(18,674)	(35,260)	(29,545)	(279)	(16,651)	(12)	—	(436,620)
Net book value	58,290	549	111,603	4,973	6,596	17,340	4,148	7,217	92	50,060	260,868
December 31, 2020
Net book value at beginning of the year	58,290	549	111,603	4,973	6,596	17,340	4,148	7,217	92	50,060	260,868
Additions (Note 4)	1,306	906	141	145	570	5,678	43	23	145	80,026	88,983
Disposals/Retirements	(9)	(1)	(81)	(27)	(52)	—	(163)	—	—	—	(333)
Reclassifications	—	1,850	—	2,795	55	—	—	—	—	(4,554)	146
Impairment losses recognized during the year (Note 5)	(27)	—	(121)	—	—	—	—	—	—	—	(148)
Transfers and others	22,641	—	30,328	629	195	10,077	145	4,900	107	(69,022)	—
Translation differences charged directly to cumulative translation adjustments	—	—	1	—	(1)	—	—	1	—	—	1
Adjustments	8	—	—	(8)	—	—	—	—	—	—	—
Depreciation and amortization	(10,676)	(552)	(23,282)	(1,091)	(2,124)	(5,245)	(10)	(3,635)	(166)	—	(46,781)
Net book value at end of the year	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736
December 31, 2021
Cost	229,160	5,896	327,195	26,838	40,586	62,595	4,451	27,099	355	56,510	780,685
Accumulated depreciation, impairment and amortization	(157,627)	(3,144)	(208,606)	(19,422)	(35,347)	(34,745)	(288)	(18,593)	(177)	—	(477,949)
Net book value	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736
December 31, 2022
Net book value at beginning of the year	71,533	2,752	118,589	7,416	5,239	27,850	4,163	8,506	178	56,510	302,736
Additions (Note 4)	194	265	3,656	31	731	6,389	28	8	—	85,508	96,810
Telecom assets additions subject to subsequent sale and leaseback from tower companies	—	—	16,841	—	—	—	—	—	—	—	16,841
Disposals/Retirements	(5)	—	(6,529)	(1)	(158)	—	(7)	(20)	—	(7,976)	(14,696)
Reclassifications	11	—	—	—	—	—	—	—	—	(11)	—
Reclassifications to assets held-for-sale	—	—	(12,372)	—	—	—	—	—	—	(3,641)	(16,013)
Impairment losses recognized during the year (Note 5)	(112)	—	(66)	—	(131)	—	—	—	—	—	(309)
Transfers and others	32,323	666	24,155	724	412	8,445	120	8,092	21	(74,958)	—
Translation differences charged directly to cumulative translation adjustments	—	—	—	—	1	—	—	1	—	—	2
Adjustments	7	512	—	(2)	(240)	—	—	—	—	(5)	272
Acquisition through business combinations	—	—	—	23	77	—	—	—	—	—	100
Depreciation and amortization (Note 3)	(32,994)	(589)	(42,311)	(1,545)	(1,774)	(7,898)	(32)	(5,789)	(66)	—	(92,998)
Net book value at end of the year	70,957	3,606	101,963	6,646	4,157	34,786	4,272	10,798	133	55,427	292,745
December 31, 2022
Cost	261,429	7,338	328,729	26,788	40,572	77,429	4,591	35,095	377	55,427	837,775
Accumulated depreciation, impairment and amortization	(190,472)	(3,732)	(226,766)	(20,142)	(36,415)	(42,643)	(319)	(24,297)	(244)	—	(545,030)
Net book value	70,957	3,606	101,963	6,646	4,157	34,786	4,272	10,798	133	55,427	292,745

Interest capitalized to property and equipment that qualified as borrowing costs amounted to Php1,748 million, Php1,582 million and Php1,597 million for the years ended December 31, 2022, 2021 and 2020, respectively. See Note 5 – Income and Expenses – Financing Costs – Net and Note 29 – Notes to the Statements of Cash Flows. The average interest capitalization rate used was approximately 4% for each of the years ended December 31, 2022, 2021 and 2020, respectively.

Our net foreign exchange differences, which qualified as borrowing costs, amounted to Php351 million, Php29 million and nil for the years ended December 31, 2022, 2021 and 2020, respectively.

The cost of fully depreciated property and equipment that are still being used in the Group’s operations amounted to Php83,055 million and Php77,201 million as at December 31, 2022 and 2021, respectively.

As at December 31, 2022, the estimated useful lives of our property and equipment are as follows:

Cable and wire facilities	5 – 15 years
Central equipment	3 – 15 years
Network facilities	3 – 15 years
Buildings	25 – 50 years
Vehicles, furniture and other network equipment	3 – 15 years
Information origination and termination equipment	5 – 15 years
Land improvements	10 years
IT systems and platforms	3 – 5 years
Security platforms	3 – 5 years
Leasehold improvements	3 – 10 years or the term of the lease, whichever is shorter

See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating useful lives of property and equipment.

Sale and Leaseback of Telecom Towers

On April 19, 2022, Smart and DMPI signed Sale and Purchase Agreements, or SPAs, with a subsidiary of Edotco Group and a subsidiary of EdgePoint, or the TowerCos, in connection with the sale of 5,907 telecom towers and related passive telecommunication infrastructure for Php77 billion. Out of the total towers, 2,973 towers located primarily in Luzon, Visayas and Mindanao were acquired by Edotco Towers, Inc., a subsidiary of Edotco Group, and 2,934 towers located in Luzon were acquired by Comworks Infratech Corp., subsidiary of EdgePoint.

Concurrent with the execution of the SPAs, Smart also entered into Master Service Agreements, or MSAs, with the TowerCos wherein Smart agreed to leaseback the towers sold in the transaction for a period of 10 years. In addition to space, the TowerCos are responsible for providing operations and maintenance services, as well as power to the sites. The sale and leaseback with the ToweCos is complemented by a commitment to place service orders for a total of 1,000 Build-To-Suit, or BTS, sites before December 31, 2025 and 50 comitted BTS sites each year for five years starting January 1, 2026, or another total of 500 BTS sites. Thus, total committed BTS sites with the TowerCos is 1,500. The closing of the agreements will be on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred. The first closing commenced in June 2022, with the final closing in 2023.

The following summarizes the completed sale of Smart and DMPI as at 2022:

Closing Date	Number of Tower Assets Sold	Cash Consideration	Net Book Value of Tower Assets (excluding taxes)
		(in million pesos)
June 1, 2022	3,012	39,228	12,937
August 1, 2022	1,013	13,190	5,253
September 1, 2022	151	1,801	1,606
October 3, 2022	259	3,529	1,377
December 9, 2022	230	2,744	1,701
	4,665	60,492	22,874

On the same day that the telecom towers were sold, the MSAs covering the leaseback arrangements for those towers became effective. As at December 31, 2022, we have completed the sale of 4,665 telecom towers representing 79% of the towers portfolio subject to the sale. As a result, we received total proceeds of Php60,492 million, and recognized gain on sale and leaseback amounting to Php24,563 million (or Php18,783 million after tax) and treated this as a non-core income.

The remaining telecom towers with net book value of Php7,125 million, subject to sale and purchase agreement until 2023, were reclassified from “Property and equipment” to “Assets classified as held-for-sale” under current assets in our consolidated statement of financial position as at December 31, 2022.

On February 10, 2023 and March 15, 2023, we completed additional sale of 287 and 95 telecom towers for a consideration of Php4,054 million and Php1,133 million, respectively, increasing the total completed sale and leaseback transaction to date to 85% of the towers portfolio subject to the sale.

Meanwhile, on December 15, 2022 and March 16, 2023, Smart and DMPI signed a new set of SPAs, with Unity Digital Infrastructure, or Unity, and Frontier Tower Associates Philippines Inc., or Frontier, respectively, in connection with the sale of 1,662 telecom towers and related passive telecom infrastructure for a total of Php21,309 million. Out of the total towers, 650 towers located primarily in Visayas and Mindanao were acquired by Unity and 1,012 towers located in Luzon were acquired by Frontier.

Concurrent with the execution of the SPAs, Smart also entered into MSAs with Unity and Frontier wherein Smart has agreed to leaseback the towers sold in the transaction for a period of 10 years. In addition to space, Unity and Frontier will also be responsible for providing operations and maintenance services, as well as power to the sites. The sale and leaseback with Unity is complemented by a commitment to place service orders for a total of 220 BTS sites within the next two to four years. Meanwhile, the sale and leaseback with Frontier includes a commitment to place service orders for 550 points of service within the next three to four years, of which 400 are co-locations and the balance for new BTS sites. With these additional sites from Unity and Frontier, total commitment with all TowerCos is for 2,270 sites. The closing of the agreements will be on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred. The first closing for both SPAs is expected to commence upon securing approval from the Philippine Competition Commission.